Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Tuniu Corporation	¥ (121,524)	$ (19,070)	¥ (1,307,956)	¥ (694,565)
Accretion on redeemable noncontrolling interests | ¥				(4,634)
Numerator for basic and diluted net loss per share	¥ (121,524)	$ (19,070)	¥ (1,307,956)	¥ (699,199)
Denominator:
Weighted average number of ordinary shares outstanding-basic (in shares)	370,874,312	370,874,312	370,240,040	369,472,880
Weighted average number of ordinary shares outstanding-diluted (in shares)	370,874,312	370,874,312	370,240,040	369,472,880
Loss per share-basic | (per share)	¥ (0.33)	$ (0.05)	¥ (3.53)	¥ (1.89)
Loss per share-diluted | (per share)	¥ (0.33)	$ (0.05)	¥ (3.53)	¥ (1.89)